Property, plant and equipment, net (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings and improvements [Member] USD ($)	Dec. 31, 2012 Buildings and improvements [Member] CNY	Dec. 31, 2011 Buildings and improvements [Member] CNY	Dec. 31, 2012 Machinery [Member] USD ($)	Dec. 31, 2012 Machinery [Member] CNY	Dec. 31, 2011 Machinery [Member] CNY	Dec. 31, 2012 Office equipment and furnishing [Member] USD ($)	Dec. 31, 2012 Office equipment and furnishing [Member] CNY	Dec. 31, 2011 Office equipment and furnishing [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Total	$ 209,635,355	1,317,663,023	1,183,627,195		$ 75,615,703	475,282,500	365,052,501	$ 133,055,982	836,323,374	812,517,546	$ 223,717	1,406,173	1,406,173	$ 739,953	4,650,976	4,650,975
Accumulated depreciation	(44,187,201)	(277,738,654)	(180,322,583)
Construction in progress	1,274,305	8,009,646	124,076,695
Property, plant and equipment, net	166,722,459	1,047,934,015	1,127,381,307
Buildings pledged as collateral at carrying value	4,743,515	29,815,366	8,454,748
Equipment pledged as collateral at carrying value	11,254,431	70,739,729	46,339,787
Depreciation expenses	$ 15,498,540	97,416,071	83,808,331	46,108,118